Deferred tax assets / (liabilities) - Summary of Reconciliation to the Consolidated Statement of Financial Position (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Net deferred tax asset recognized in the statement of financial position	¥ 7,739	¥ 2,692	¥ 1,566
Net deferred tax liability recognized in the statement of financial position	(80)	(239)	(676)
Deferred tax liability asset	¥ 7,659	¥ 2,453	¥ 890